Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
General Dynamics Corp. .............. 2,919 $ 645,011
Lockheed Martin Corp. ............... 2,438 997,045
Northrop Grumman Corp. ............. 364 160,229
Textron, Inc. ...................... 8,500 664,190
2,466,475
Air Freight & Logistics — 0.1%
FedEx Corp. ...................... 306 81,066
Automobiles — 2.0%
Ford Motor Co. .................... 45,136 560,589
General Motors Co. ................. 37,781 1,245,640
1,806,229
Banks — 5.0%
Bank of America Corp. ............... 49,736 1,361,772
Citigroup, Inc. ..................... 22,401 921,353
JPMorgan Chase & Co. .............. 6,998 1,014,850
KeyCorp ......................... 89,976 968,142
Synovus Financial Corp. .............. 2,171 60,354
Wells Fargo & Co. .................. 5,141 210,061
4,536,532
Beverages — 2.9%
Coca-Cola Co. (The) ................ 23,950 1,340,721
PepsiCo, Inc. ..................... 7,953 1,347,556
2,688,277
Biotechnology — 3.8%
Amgen, Inc. ...................... 4,567 1,227,427
Exelixis, Inc.
(a)
..................... 22,268 486,556
Gilead Sciences, Inc. ................ 5,965 447,017
Horizon Therapeutics plc
(a)
............ 78 9,024
Incyte Corp.
(a)
..................... 11,715 676,776
Neurocrine Biosciences, Inc.
(a)
.......... 1,689 190,012
RayzeBio, Inc.
(a)
.................... 32 710
Regeneron Pharmaceuticals, Inc.
(a)
....... 494 406,542
3,444,064
Broadline Retail — 0.7%
Amazon.com, Inc.
(a)
................. 4,933 627,083
Building Products — 1.5%
A O Smith Corp. ................... 6,357 420,388
Builders FirstSource, Inc.
(a)
............ 1,558 193,955
Johnson Controls International plc ....... 1,672 88,967
Owens Corning .................... 2,056 280,459
Trane Technologies plc ............... 1,582 321,004
UFP Industries, Inc. ................. 302 30,925
1,335,698
Capital Markets — 3.6%
Affiliated Managers Group, Inc. ......... 1,129 147,154
Bank of New York Mellon Corp. (The) ..... 14,906 635,741
Invesco Ltd. ...................... 10,681 155,088
Moody's Corp. ..................... 3,142 993,406
Nasdaq, Inc. ...................... 20,862 1,013,685
S&P Global, Inc. ................... 822 300,367
Virtu Financial, Inc., Class A ............ 648 11,191
3,256,632
Chemicals — 3.0%
Air Products & Chemicals, Inc. .......... 35 9,919
Ecolab, Inc. ...................... 6,172 1,045,537
Huntsman Corp. ................... 1,901 46,385
LyondellBasell Industries NV, Class A ..... 8,012 758,736
Mosaic Co. (The) ................... 381 13,564
Security
Shares
Shares Value
Chemicals (continued)
Sherwin-Williams Co. (The) ............ 1,723 $ 439,451
Westlake Corp. .................... 3,578 446,069
2,759,661
Commercial Services & Supplies — 0.4%
Cintas Corp. ...................... 531 255,416
Republic Services, Inc. ............... 808 115,148
370,564
Communications Equipment — 0.3%
Cisco Systems, Inc. ................. 1,485 79,834
Juniper Networks, Inc. ............... 8,557 237,799
317,633
Construction & Engineering — 1.7%
AECOM ......................... 6,641 551,469
EMCOR Group, Inc. ................. 949 199,660
Valmont Industries, Inc. ............... 3,191 766,510
1,517,639
Construction Materials — 0.7%
Martin Marietta Materials, Inc. .......... 141 57,878
Vulcan Materials Co. ................ 2,976 601,211
659,089
Consumer Staples Distribution & Retail — 2.6%
Sysco Corp. ...................... 2,871 189,630
Walmart, Inc. ...................... 13,496 2,158,415
2,348,045
Containers & Packaging — 0.1%
AptarGroup, Inc. ................... 567 70,898
Diversified Telecommunication Services — 0.4%
AT&T, Inc. ........................ 26,364 395,987
Electric Utilities — 2.2%
Entergy Corp. ..................... 308 28,490
Evergy, Inc. ....................... 11,218 568,752
IDACORP, Inc. .................... 1,460 136,729
OGE Energy Corp. .................. 6,384 212,779
Portland General Electric Co. ........... 375 15,180
PPL Corp. ....................... 44,021 1,037,135
1,999,065
Electrical Equipment — 0.6%
AMETEK, Inc. ..................... 3,812 563,261
Electronic Equipment, Instruments & Components — 1.2%
Flex Ltd.
(a)
........................ 3,475 93,755
TE Connectivity Ltd. ................. 8,230 1,016,652
1,110,407
Entertainment — 0.9%
Electronic Arts, Inc. ................. 5,527 665,451
Playtika Holding Corp.
(a)
.............. 11,782 113,460
Warner Bros Discovery, Inc.
(a)
.......... 3,123 33,916
812,827
Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B
(a)
...... 6,055 2,121,066
Block, Inc., Class A
(a)
................ 12,771 565,244
Euronet Worldwide, Inc.
(a)
............. 1,368 108,592
Fidelity National Information Services, Inc. .. 4,073 225,115
Mastercard, Inc., Class A .............. 2,638 1,044,411
Visa, Inc., Class A
(b)
................. 2,401 552,254
4,616,682

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products — 2.0%
Archer-Daniels-Midland Co. ............ 12,109 $ 913,261
Hershey Co. (The) .................. 4,477 895,758
1,809,019
Gas Utilities — 0.1%
New Jersey Resources Corp. ........... 1,306 53,063
Ground Transportation — 0.4%
CSX Corp. ....................... 1,328 40,836
Norfolk Southern Corp. ............... 1,207 237,694
Ryder System, Inc. .................. 244 26,096
Saia, Inc.
(a)
....................... 88 35,081
339,707
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories ................. 6,860 664,391
Boston Scientific Corp.
(a)
.............. 10,853 573,038
Enovis Corp.
(a)
..................... 1,473 77,671
Medtronic plc ..................... 8,509 666,765
ResMed, Inc. ..................... 638 94,341
Stryker Corp. ..................... 5,009 1,368,810
3,445,016
Health Care Providers & Services — 3.2%
CVS Health Corp. .................. 7,838 547,249
Elevance Health, Inc. ................ 3,329 1,449,513
Ensign Group, Inc. (The)
(b)
............. 1,415 131,496
HCA Healthcare, Inc. ................ 2,663 655,045
Humana, Inc. ..................... 166 80,762
Tenet Healthcare Corp.
(a)
.............. 938 61,805
2,925,870
Health Care Technology — 0.2%
Teladoc Health, Inc.
(a)
................ 11,066 205,717
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. ............ 10,874 133,968
Hotels, Restaurants & Leisure — 0.7%
Boyd Gaming Corp. ................. 4,602 279,940
McDonald's Corp. .................. 787 207,327
Travel + Leisure Co. ................. 4,143 152,172
639,439
Household Durables — 1.1%
DR Horton, Inc. .................... 2,240 240,733
Leggett & Platt, Inc. ................. 16,449 417,969
Lennar Corp., Class A ................ 358 40,178
PulteGroup, Inc. ................... 208 15,403
Toll Brothers, Inc. ................... 3,518 260,191
974,474
Household Products — 1.7%
Colgate-Palmolive Co. ............... 2,940 209,063
Kimberly-Clark Corp. ................ 8,167 986,982
Procter & Gamble Co. (The) ........... 2,175 317,246
1,513,291
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ................... 17,464 265,453
Industrial Conglomerates — 1.4%
Honeywell International, Inc. ........... 6,698 1,237,389
Insurance — 5.8%
Chubb Ltd. ....................... 1,326 276,047
Everest Group Ltd. .................. 839 311,831
Hartford Financial Services Group, Inc. (The) 3,527 250,100
Marsh & McLennan Cos., Inc. .......... 1,563 297,439
MetLife, Inc. ...................... 18,494 1,163,457
Security
Shares
Shares Value
Insurance (continued)
Prudential Financial, Inc. .............. 5,798 $ 550,172
Reinsurance Group of America, Inc. ...... 6,148 892,628
Travelers Cos., Inc. (The)
(b)
............ 7,471 1,220,089
WR Berkley Corp. .................. 4,396 279,102
5,240,865
Interactive Media & Services — 1.5%
(a)
Alphabet, Inc., Class A ............... 7,235 946,772
Meta Platforms, Inc., Class A ........... 1,551 465,626
1,412,398
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. ............. 4,799 536,624
Machinery — 4.2%
Cummins, Inc. ..................... 386 88,186
Flowserve Corp. ................... 1,381 54,922
Graco, Inc. ....................... 1,376 100,283
Illinois Tool Works, Inc. ............... 1,402 322,895
Oshkosh Corp.
(b)
................... 10,701 1,021,196
Otis Worldwide Corp. ................ 1,245 99,986
Parker-Hannifin Corp. ................ 57 22,203
Snap-on, Inc. ..................... 3,881 989,888
Timken Co. (The) ................... 3,895 286,243
Xylem, Inc. ....................... 8,950 814,718
3,800,520
Media — 2.8%
Comcast Corp., Class A .............. 26,973 1,195,983
Fox Corp., Class A
(b)
................. 30,203 942,334
Fox Corp., Class B .................. 716 20,678
Liberty Media Corp.-Liberty SiriusXM
(a)
.... 15,635 398,064
Paramount Global, Class B
(b)
........... 1,657 21,375
2,578,434
Metals & Mining — 0.1%
Alcoa Corp. ....................... 796 23,132
Steel Dynamics, Inc. ................. 336 36,026
59,158
Multi-Utilities — 1.3%
Black Hills Corp. ................... 492 24,890
CMS Energy Corp. .................. 9,644 512,193
DTE Energy Co. ................... 6,644 659,616
1,196,699
Oil, Gas & Consumable Fuels — 8.7%
Chevron Corp. ..................... 11,191 1,887,026
ConocoPhillips .................... 12,484 1,495,583
Devon Energy Corp. ................. 8,681 414,084
EOG Resources, Inc. ................ 2,669 338,322
Exxon Mobil Corp. .................. 10,951 1,287,619
Marathon Oil Corp. .................. 2,583 69,095
Marathon Petroleum Corp. ............ 540 81,724
Pioneer Natural Resources Co. ......... 2,580 592,239
Targa Resources Corp.
(b)
.............. 4,338 371,853
Valero Energy Corp. ................. 7,838 1,110,723
Williams Cos., Inc. (The) .............. 7,524 253,484
7,901,752
Personal Care Products — 0.0%
Oddity Tech Ltd., Class A
(a) (b)
........... 340 9,639
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co. .............. 23,040 1,337,242
Jazz Pharmaceuticals plc
(a)
............ 245 31,713
Johnson & Johnson ................. 6,523 1,015,957
Merck & Co., Inc. ................... 797 82,051
Perrigo Co. plc .................... 2,475 79,076

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Pfizer, Inc. ....................... 17,837 $ 591,653
Viatris, Inc. ....................... 4,797 47,299
3,184,991
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A
(a)
........... 278 12,452
Residential REITs — 2.1%
AvalonBay Communities, Inc. .......... 97 16,659
Camden Property Trust ............... 10,328 976,822
Equity Residential .................. 15,074 884,995
1,878,476
Retail REITs — 1.0%
Kimco Realty Corp. ................. 22,288 392,046
Simon Property Group, Inc. ............ 4,811 519,732
911,778
Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials, Inc. ............... 6,611 915,293
ARM Holdings plc, ADR
(a)
............. 1,978 105,863
Intel Corp. ....................... 30,705 1,091,563
Lam Research Corp. ................ 346 216,862
Micron Technology, Inc. ............... 1,193 81,160
NVIDIA Corp. ..................... 1,750 761,232
QUALCOMM, Inc. .................. 5,516 612,607
3,784,580
Software — 2.4%
Adobe, Inc.
(a)
...................... 406 207,019
Cadence Design Systems, Inc.
(a)
........ 376 88,097
Fortinet, Inc.
(a)
..................... 406 23,824
Klaviyo, Inc., Class A
(a)
............... 572 19,734
Manhattan Associates, Inc.
(a)
........... 3,632 717,901
Microsoft Corp. .................... 3,223 1,017,662
Salesforce, Inc.
(a)
................... 711 144,177
2,218,414
Specialized REITs — 0.4%
SBA Communications Corp. ........... 1,759 352,099
Specialty Retail — 0.9%
AutoNation, Inc.
(a)
................... 734 111,128
Best Buy Co., Inc. .................. 671 46,614
Penske Automotive Group, Inc.
(b)
........ 1,398 233,550
TJX Cos., Inc. (The) ................. 4,596 408,492
799,784
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc. ....................... 1,565 267,944
Dell Technologies, Inc., Class C ......... 2,962 204,082
Hewlett Packard Enterprise Co. ......... 66,861 1,161,375
HP, Inc. ......................... 443 11,385
1,644,786
Textiles, Apparel & Luxury Goods — 0.6%
(a)
Lululemon Athletica, Inc. .............. 716 276,097
Skechers USA, Inc., Class A ........... 5,298 259,337
Under Armour, Inc., Class C
(b)
.......... 892 5,691
541,125
Trading Companies & Distributors — 0.7%
WW Grainger, Inc. .................. 992 686,305
Total Long-Term Investments — 99 .1%
(Cost: $ 92,726,548 ) .............................. 90,077,099
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.5%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23% ................... 1,196,994 $ 1,196,994
SL Liquidity Series, LLC, Money Market Series ,
5.52%
(e)
....................... 1,999,974 2,000,574
Total Short-Term Securities — 3 .5%
(Cost: $ 3,197,568 ) .............................. 3,197,568
Total Investments — 102 .6%
(Cost: $ 95,924,116 ) .............................. 93,274,667
Liabilities in Excess of Other Assets — (2.6) % ............ (2,361,672)
Net Assets — 100.0% ..............................
$ 90,912,995
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage Large Cap Value V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 780,892 $ 416,102
(a)
$ — $ — $ — $ 1,196,994 1,196,994 $ 29,693 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 1,924,169 74,874
(a)
— 1,622 (91) 2,000,574 1,999,974 5,761
(b)
—
$ 1,622 $ (91) $ 3,197,568 $ 35,454 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage Large Cap Value V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4 12/15/23 $ 865 $ (16,644)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 90,077,099 $ — $ — $ 90,077,099
Short-Term Securities
Money Market Funds ...................................... 1,196,994 — — 1,196,994
$ 91,274,093 $ — $ — $ 91,274,093
Investments Valued at NAV
(a)
...................................... 2,000,574
$ 93,274,667
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (16,644) $ — $ — $ (16,644)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage Large Cap Value V.I. Fund

Portfolio Abbreviation
ADR American Depositary Receipts
REIT Real Estate Investment Trust